CONSOLIDATED STATEMENT OF INCOME (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Natural Gas Pipelines	4,264	4,244	4,122
Oil Pipelines	1,039	827
Energy	2,704	2,768	2,730
Total Revenues	8,007	7,839	6,852
Income from Equity Investments (Note 9)	257	415	453
Operating and Other Expenses
Plant operating costs and other	2,577	2,358	2,069
Commodity purchases resold	1,049	991	1,178
Property taxes	434	410	365
Depreciation and amortization	1,375	1,328	1,160
Valuation provision for MGP (Note 10)			146
Total Operating and Other Expenses	5,435	5,087	4,918
Financial Charges/(Income)
Interest expense (Note 14)	997	1,044	754
Interest income and other	(85)	(55)	(94)
Total Financial Charges/(Income)	912	989	660
Income before Income Taxes	1,917	2,178	1,727
Income Tax Expense/(Recovery) (Note 15)
Current	185	194	(140)
Deferred	276	352	512
Total Income Tax Expense/(Recovery)	461	546	372
Net Income	1,456	1,632	1,355
Net Income Attributable to Non-Controlling Interests	96	107	93
Net Income Attributable to Controlling Interests	1,360	1,525	1,262
Preferred Share Dividends (Note 19)	22	22	22
Net Income Attributable to Common Shares	1,338	1,503	1,240